Segment disclosure - Disclosure of detailed information about geographical revenues segment reporting (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	$ 213,630	$ 392,599
Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	111,305	97,146
Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	45,269	42,976
Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	57,056	252,477
North America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	177,835	367,156
North America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	106,780	93,092
North America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	13,999	21,588
North America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	57,056	252,476
South America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	20,416	12,179
South America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	554	330
South America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	19,862	11,849
South America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	0
Australia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	2,150	2,064
Australia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	52	59
Australia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	2,098	2,005
Australia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	0
Africa [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	3,919	3,665
Africa [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	3,919	3,665
Africa [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	0
Africa [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	0
Europe [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	9,310	7,535
Europe [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	0	0
Europe [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	9,310	7,535
Europe [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	$ 0	$ 0